Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Premises and Equipment [Abstract]
Schedule of Premises and Equipment	Premises and equipment at June 30 are comprised of the following:
(in thousands)	2024	2023
Land	$1,516	$1,516
Buildings and improvements	6,818	6,768
Furniture & equipment	2,236	2,220
	10,570	10,504
Less: accumulated depreciation	6,303	6,069
Balance at end of year	$4,267	$4,435